Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Schedule of changes in intangible assets

					Customers
			Brands	Software	and suppliers
	Nota	Goodwill	and patents	licenses	agreements	Total
Net book value		2,059	314	369	136	2,878
Cost		2,059	549	1,124	393	4,125
Accumulated amortization			(235)	(755)	(257)	(1,247)
Balance as of December 31, 2021		2,059	314	369	136	2,878
Acquisitions			1	159	1	161
Additions and goodwill from business combination of ER Plastics		28	21		67	116
Foreign currency translation adjustment			(5)	(5)		(10)
Other write-offs				(10)		(10)
Amortization			(11)	(80)	(22)	(113)
Net book value		2,087	320	433	182	3,022
Cost		3,216	566	1,268	461	5,511
Accumulated amortization		(1,129)	(246)	(835)	(279)	(2,489)
Balance as of December 31, 2022		2,087	320	433	182	3,022

Acquisitions				115		115
Additions from business combination of Wise		75				75
Foreign currency translation adjustment		11	15	4	(22)	8
Amortization			(12)	(83)	(17)	(111)
Net book value		2,173	323	468	143	3,108
Cost		3,302	581	1,386	439	5,708
Accumulated amortization		(1,129)	(258)	(918)	(296)	(2,600)
Balance as of December 31, 2023		2,173	323	468	143	3,108

Schedule of company goodwill

Cash-generating unit	goodwill
Petrochemical complex Northeast	668
Petrochemical complex South	1,391
ER Plastics	39
Wise Plásticos	75
Total	2,173

Schedule of goodwill impairment testing

	Carrying	Recoverable
	amount (i)	amount

Petrochemical complex Northeast	5,373	12,552
Petrochemical complex South	6,526	30,815
(i)	Includes the goodwill and other items attributed directly to the CGU.

Schedule of key assumptions used by management

Key assumption	Petrochemical complex Northeast	Petrochemical complex South
Sales volume (average % of annual growth)	1.62%	1.80%
Investment in maintenance (growth %)	6.15%	8.35%
Average FX rate in USD	5.19	5.19
Average inflation rates %	3.34%	3.34%
Perpetuity growth (%)	3.10%	3.10%
Pre-tax WACC discount rate	14.62%	15.47%
Post-tax WACC discount rate	11.77%	11,77%

Schedule of amortization estimated useful life

- Brands and patents	10-20 years
- Software licenses and rights of use	01-10 years
- Customers and suppliers’ agreements	14-28 years